Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Interest bearing	$ 74,014
Non-interest bearing	75,705
Payables after notice	322,566
Payable on a fixed date	465,287
Total	937,572	$ 910,879
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	62,068
Non-interest bearing	64,585
Payables after notice	131,477
Payable on a fixed date	321,141
Total	579,271	564,412
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	11,828
Non-interest bearing	11,118
Payables after notice	188,807
Payable on a fixed date	100,314
Total	312,067	301,064
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	118
Non-interest bearing	2
Payables after notice	2,282
Payable on a fixed date	43,832
Total	46,234	45,403
Banks [member]
Disclosure Of Deposits [Line Items]
Interest bearing	5,201
Non-interest bearing	1,798
Payables after notice	1,563
Payable on a fixed date	23,453
Total	32,015	29,587
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	65,213
Non-interest bearing	40,135
Payables after notice	184,026
Payable on a fixed date	293,226
Total	582,600	575,957
Individuals [member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,600
Non-interest bearing	33,772
Payables after notice	136,977
Payable on a fixed date	148,608
Total	$ 322,957	$ 305,335